Credit Risk Concentrations (Tables)	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor
The following table represents the diversification of the Account’s portfolio by region and property type as of December 31, 2016:
Diversification by Fair Value(1)

	West	East	South	Midwest	Total
Office	16.6%	20.9%	5.7%	—%	43.2%
Apartment	8.7%	8.6%	3.9%	—%	21.2%
Retail	7.6%	3.1%	7.8%	0.5%	19.0%
Industrial	7.6%	1.5%	3.9%	0.8%	13.8%
Other(2)	0.3%	2.4%	0.1%	—%	2.8%
Total	40.8%	36.5%	21.4%	1.3%	100.0%

(1)	Wholly-owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.

(2)	Represents interest in Storage Portfolio investment and a fee interest encumbered by a ground lease real estate investment.
Properties in the “West” region are located in: AK, AZ, CA, CO, HI, ID, MT, NM, NV, OR, UT, WA, WY
Properties in the “East” region are located in: CT, DC, DE, KY, MA, MD, ME, NC, NH, NJ, NY, PA, RI, SC, VA, VT, WV
Properties in the “South” region are located in: AL, AR, FL, GA, LA, MS, OK, TN, TX
Properties in the “Midwest” region are located in: IA, IL, IN, KS, MI, MN, MO, ND, NE, OH, SD, WI